Stock Options	6 Months Ended
Apr. 30, 2026
Stock Options [Abstract]
Stock Options
9.	Stock Options

a.	On January 6, 2025, the shareholders of the Company approved the Company’s Omnibus Equity Incentive Plan, (the “Omnibus Plan”). Pursuant to the Omnibus Plan, the Company is authorized to grant options or RSUs to officers, directors, employees and consultants enabling them to acquire, together with” Options”, “Awards” or “Stock Options” as defined, up to 20% of the Company’s issued and outstanding Common Shares (after taking into account existing awards from the Company’s 2021 stock option plan). The Awards can be granted for a maximum of 10 years and vest as determined by the Board.

The maximum number of common shares reserved for issuance in any 12-month period to a related party consultant may not exceed 5% of the issued and outstanding common shares at the date of the grant (and may not exceed 15% in total, to all related parties). The maximum number of common shares reserved for issuance in any 12-month period to any investor relations service provider may not exceed 2% of the issued and common shares outstanding at the date of the grant.

b.	As of April 30, 2026, there are 14 options outstanding with a weighted average exercise price of C$252,385.71 ($185,250.82) per stock option (October 31, 2025 – C$240,212.50 ($171,360.00)).

c.

The portion of the total fair value of stock options expensed during the six months ended April 30, 2026, was $Nil (three and six months ended April 30, 2025 $nil and $3,264, respectively), which was recorded in share-based compensation expense. The options are fully vested and the expiration dates are between May 26, 2026 and July 6, 2033.